WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	AUSTRIA — 1.9%
65	Mayr Melnhof Karton A.G.	$10,072
	BELGIUM — 3.9%
210	D'ieteren S.A.	11,337
155	KBC Group N.V.	8,838
		20,175
	CANADA — 8.2%
350	Brookfield Asset Management, Inc. - Class A	11,316
625	CAE, Inc.	9,331
160	CGI, Inc.*	11,422
240	Open Text Corp.	10,807
		42,876
	FRANCE — 2.1%
65	Pernod Ricard S.A.	11,171
	GERMANY — 13.4%
45	adidas A.G.*	12,410
70	Hannover Rueck S.E.	11,842
155	KION Group A.G.	11,847
125	Merck KGaA	15,976
60	MTU Aero Engines A.G.*	10,404
50	Volkswagen A.G.*	7,319
		69,798
	HONG KONG — 4.7%
1,000	AIA Group Ltd.	9,017
1,500	Techtronic Industries Co., Ltd.	15,688
		24,705
	INDONESIA — 1.3%
30,500	Bank Rakyat Indonesia Persero Tbk P.T.	6,625
	IRELAND — 4.0%
110	Medtronic PLC	10,613
90	Trane Technologies PLC	10,068
		20,681
	ISRAEL — 5.0%
2,400	Israel Discount Bank Ltd. - Class A	7,379

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL (Continued)
90	Nice Ltd. - ADR*	$18,472
		25,851
	JAPAN — 18.2%
300	Bandai Namco Holdings, Inc.	16,566
600	Olympus Corp.	10,792
100	Secom Co., Ltd.	8,648
280	Sony Corp. - ADR	21,829
300	Square Enix Holdings Co., Ltd.	16,119
50	Tokyo Electron Ltd.	13,836
200	TOTO Ltd.	7,544
		95,334
	MEXICO — 1.2%
195	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR*	6,486
	NETHERLANDS — 6.0%
95	Koninklijke DSM N.V.	14,542
244	Koninklijke Philips N.V.*	12,627
145	Royal Dutch Shell PLC - Class A - ADR	4,322
		31,491
	NORWAY — 1.5%
420	Mowi A.S.A.	7,628
	RUSSIA — 2.0%
880	Sberbank of Russia PJSC - ADR	10,442
	SPAIN — 1.4%
400	Grifols S.A. - ADR	7,548
	SWEDEN — 2.9%
340	Atlas Copco A.B. - A Shares	15,093
	SWITZERLAND — 7.3%
80	Chubb Ltd.	10,179
33	Roche Holding A.G.	11,429
80	TE Connectivity Ltd.	7,126
230	Wizz Air Holdings PLC*,1	9,646
		38,380

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 3.7%
245	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$19,328
	THAILAND — 1.4%
6,200	PTT PCL	7,478
	UNITED KINGDOM — 5.0%
580	RELX PLC - ADR	12,279
345	Smith & Nephew PLC - ADR	13,734
		26,013
	UNITED STATES — 3.4%
95	Helen of Troy Ltd.*	17,884
	TOTAL COMMON STOCKS
	(Cost $492,461)	515,059

Principal Amount
	SHORT-TERM INVESTMENTS — 1.5%
$7,777	UMB Money Market II Special, 0.01%[2]	7,777
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,777)	7,777
	TOTAL INVESTMENTS — 100.0%
	(Cost $500,238)	522,836
	Liabilities in Excess of Other Assets — (0.0)%	(17)
	TOTAL NET ASSETS — 100.0%	$522,819

ADR – American Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,646, which represents 1.84% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.